BASIC AND DILUTED NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 16 – BASIC AND DILUTED NET LOSS PER SHARE

Basic net loss per share includes no dilution and is computed by dividing income (loss) by the weighted average number of common shares outstanding for the periods presented. The calculation of basic net loss per share for the three months ended March 31, 2021 and 2020, includes the weighted average of common shares outstanding. Diluted net loss per share reflect the potential dilution of securities that could share in the earnings of an entity, such as convertible preferred stock, stock options, warrants or convertible securities.

Due to their anti-dilutive effect, the calculation of diluted net loss per share for the three months ended March 31, 2021 and 2020 excludes: 1) options to purchase 3,829,351 and 1,007,059  shares, respectively, of common stock, 2) warrants to purchase 2,257,053 shares of series A redeemable convertible preferred stock, 3) warrants to purchase 367,339 shares of series B redeemable convertible preferred stock, 4) redeemable convertible series A preferred stock which is convertible into 13,189,261 shares of common stock, 4) redeemable convertible series B preferred stock which is convertible into  5,107,614 shares of common stock, and 5) redeemable convertible series C preferred stock which is convertible into 1,590,675 shares of common stock.

NOTE 17 – NET LOSS PER SHARE

Basic earnings per share includes no dilution and is computed by dividing income (loss) by the weighted average number of common shares outstanding for the periods presented. The calculation of basic earnings per share for the years ended December 31, 2020 and December 31, 2019, respectively, includes the weighted average of common shares outstanding. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity, such as convertible preferred stock, stock options, warrants or convertible securities.

Due to their anti-dilutive effect, the calculation of diluted earnings per share for the years ended December 31, 2020 and December 31, 2019 excludes: 1) options to purchase 3,885,113 and 1,047,855 shares, respectively, of common stock, 2) warrants to purchase 2,257,053 shares of series A redeemable convertible preferred stock, 3) warrants to purchase 367,339 shares of series B redeemable convertible preferred stock, 4) redeemable convertible series A preferred stock which is convertible into 13,189,261 shares of common stock, 4) redeemable convertible series B preferred stock which is convertible into 5,107,614 shares of common stock, and 5) redeemable convertible series C preferred stock which is convertible into 1,590,675 shares of common stock.